Business combinations - Acquisition of Levvel LLC - Narrative (Details) £ in Thousands	1 Months Ended	12 Months Ended	15 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 09, 2023 GBP (£)	Apr. 01, 2021 GBP (£) employee
Levvel LLC
Disclosure of detailed information about business combination [line items]
Number of employees | employee					172
Initial cash consideration					£ 39,364
Cash in Escrow					2,219
Fair value of deferred consideration					1,744
Contingent consideration payment period		18 months
Fair value of contingent consideration					2,902
Levvel LLC | Restricted share unit
Disclosure of detailed information about business combination [line items]
Aggregate fair value of other equity instruments granted					£ 8,300
Levvel LLC | Maximum
Disclosure of detailed information about business combination [line items]
Vesting period			4 years
Levvel LLC | Minimum
Disclosure of detailed information about business combination [line items]
Vesting period			3 years
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration				£ 44,272
Fair value of deferred consideration				2,468
Contingent consideration payment period	24 months
Fair value of contingent consideration				£ 5,071